Commitments and contingencies - Future Minimum Rental Payments under Noncancellable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Operating Leases [Line Items]
2013	$ 266
2014	232
2015	198
2016
2017
Operating leases, Total	$ 696